Provision for major overhauls	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Provision for major overhauls
45	Provision for major overhauls
Details of provision for major overhauls in respect of aircraft held under leases are as follows:

	2021	2020
	RMB million	RMB million
At January 1	4,642	4,425
Additional provision	714	760
Utilization	(412)	(543)

At December 31	4,944	4,642
Less: current portion (Note 43)	(124)	(426)

	4,820	4,216